DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Renren SNS [Member]
DISCONTINUED OPERATIONS
Schedule of calculation of gain (loss) on deconsolidation

On December 29, 2018, the Company calculated a gain regarding the disposal of the SNS Business as follows.

As of
December 31, 2018

Total proceeds	$60,000

Less: Property and equipment, net	8

Net assets of Renren SNS	8
Less: Accumulated other comprehensive income	336

Less: Tax expenses	—

Gain on deconsolidation of Renren SNS	$59,656

Cash Flow Statement, Discontinued Operations

The condensed cash flow from operating of Renren SNS Business were as follows for the years ended December 31, 2017 and 2018. The condensed cash flow from investing of Renren SNS Business were immaterial. For the year ended December 31, 2019, the net cash flow provided by operating activities of Renren SNS Business were US$681.

	Years ended December 31,
	2017	2018

Net cash used in operating activities	(8,144)	(1,437)

Summary of operating results from discontinued operations included in the Company's consolidated statement of operations

The operating results from discontinued operations included in the Company’s consolidated statement of operations were as follows for the years ended December 31, 2017 and 2018.

	Years ended December 31,
	2017	2018

Major classes of line items constituting pretax profit of discontinued operations
Revenues	$22,372	$19,679
Cost of revenues	(17,264)	(14,997)
Selling, research and development, and general and administrative expenses	(13,536)	(7,523)
Loss from the operations of the discontinued operations, before income tax	(8,428)	(2,841)
Income tax expenses	—	—
Loss from the operations of the discontinued operations, net of tax	(8,428)	(2,841)

Gain on deconsolidation of the subsidiaries, net of tax	—	59,656

(Loss) gain from the discontinued operations, net of tax	$(8,428)	$56,815

Oak Pacific Investment
DISCONTINUED OPERATIONS
Schedule of calculation of gain (loss) on deconsolidation

On June 30, 2018, the Company calculated a gain regarding such disposition as follows:

As of
June 30, 2018

Fair value of OPI	$500,000

Less: Cash and cash equivalents	35,274
Accounts and notes receivable, net	64
Prepaid expenses and other current assets	16,344
Property and equipment, net	12
Amount due from the Company	15,190
Equity method investments	268,515
Equity investments without readily determinable fair values	144,096
Available-for-sale investment	90,615
Other non-current assets	14
Short term loan	(14,336)
Accounts payable	(96)
Accrued expenses and other current liabilities	(872)
Amount due to the Company	(102,304)
Deferred revenue	(13)
Income tax payable	(910)
Long-term liabilities	(112,604)
Other Long-term liabilities	(21,430)

Net assets of OPI	317,559

Less: tax expenses	—

Gain on deconsolidation of OPI	$182,441

Cash Flow Statement, Discontinued Operations

The condensed cash flow of OPI were as follows for the years ended December 31, 2017 and 2018:

	Years ended December 31,
	2017	2018
	OPI	OPI

Net cash provided by (used in) operating activities	7,532	(28,134)
Net cash (used in) provided by investing activities	(8,450)	12
Net cash provided by financing activities	—	60,000

Summary of operating results from discontinued operations included in the Company's consolidated statement of operations

The operating results from discontinued operations included in the Company’s consolidated statement of operations were as follows for the years ended December 31, 2017 and 2018.

	Years ended December 31,
	2017	2018
	OPI	OPI

Major classes of line items constituting pretax profit of discontinued operations
Revenues	$5,106	$895
Cost of revenues	(3,820)	(834)
Selling, research and development, and general and administrative expenses	(3,046)	(1,394)
Other income (expense)	(1,424)	371
Interest expense	(5,822)	(3,142)
Realized loss on short-term investment	—	—
Impairment of long term investment	(113,073)	(2,180)
Loss from the operations of the discontinued operations, before income tax	(122,079)	(6,284)
Income tax expenses	—	—
(Loss) Gain of equity method investment	11,255	(9,674)
Loss from the operations of the discontinued operations, net of tax	(110,824)	(15,958)

Gain on deconsolidation of the subsidiaries, net of tax	—	182,441

(Loss) gain from the discontinued operations, net of tax	$(110,824)	$166,483